UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:4/30/07

Item 1.  Schedule of Investments.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
April 30, 2007 (Unaudited)
	Shares			Value
			COMMON STOCKS - 93.7%
			AUTO MANUFACTURERS - 2.4%
	150,000		Ford Motor Co.	$ 1,206,000

			BANKS - 4.7%
	58,500		Commerce Bancorp, Inc.	1,956,240
	22,500		UCBH Holdings, Inc.	404,100
				2,360,340

			BIOTECHNOLOGY - 11.4%
	35,000		Amgen, Inc. *	2,244,900
	150	***	Amgen, Inc., Call @ $55.00, to expire October 2007 *	169,500
	21,000		Genentech, Inc. *	1,679,790
	25,000		Genzyme Corp. *	1,632,750
				5,726,940

			COMPUTERS - 4.0%
	20,000		Apple, Inc. *	1,996,000

			DIVERSIFIED FINANCIAL SERVICES - 10.3%
	10,000		Affiliated Managers Group, Inc. *	1,176,300
	40,000		J.P. Morgan Chase & Co.	2,084,000
	22,500		NYSE Group, Inc. *	1,897,425
				5,157,725

			ELECTRONICS - 3.4%
	29,000		Garmin, Ltd.	1,687,510

			FOOD & BEVERAGE - 6.8%
	35,000		Hain Celestial Group, Inc. *	1,051,050
	20,000		PepsiCo, Inc.	1,321,800
	22,500		Whole Foods Market, Inc.	1,052,775
				3,425,625

			INSURANCE - 2.4%
	325		Berkshire Hathaway, Inc., Class B *	1,179,100
The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)
	Shares			Value
			HEALTHCARE & HEALTHCARE PRODUCTS - 14.0%
	17,500		Intuitive Surgical, Inc. *	$ 2,269,050
	26,000		Johnson & Johnson	1,669,720
	38,500		Medtronic, Inc.	2,037,805
	15,000		Stryker Corp.	974,100
	150	***	Stryker Corp., Put @ $70.00, to expire May 2007 *	72,000
				7,022,675

			INTERNET - 1.8%
	40,000		Netflix, Inc. *	886,800

			MEDIA - 2.6%
	50,000		Comcast Corp., Special Class A *	1,320,000

			MISCELLANEOUS MANUFACTURING - 3.1%
	26,000		Ceradyne, Inc. *	1,530,100

			OIL & GAS - 7.8%
	22,500		Dresser-Rand Group, Inc. *	717,975
	30,000		Occidental Petroleum Corp.	1,521,000
	22,500		Schlumberger, Ltd.	1,661,175
				3,900,150

			PHARMACEUTICALS - 3.3%
	62,500		Pfizer, Inc.	1,653,750

			RETAIL - 2.0%
	20,000		Under Armour, Inc. *	1,010,000

			SOFTWARE - 4.8%
	20,000		Allscripts Healthcare Solutions, Inc. *	529,000
	62,500		Microsoft Corp.	1,871,250
				2,400,250
	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	April 30, 2007 (Unaudited)
	Shares			Value
			TELECOMMUNICATIONS - 6.5%
	75,000		Motorola, Inc.	$ 1,299,750
	45,000		Qualcomm, Inc.	1,971,000
				3,270,750

			TRANSPORTATION - 2.4%
	22,500		C. H. Robinson Worldwide, Inc.	1,202,850

			TOTAL COMMON STOCKS (Cost $43,754,240)	46,936,565

			SHORT-TERM INVESTMENTS - 6.6%
	3,283,379		Milestone Treasury Obligation Portfolio, Institutional Class, to yield 5.11%, 5/1/07**
			(Cost $3,283,379)	3,283,379

			TOTAL INVESTMENTS - 100.3% (Cost $47,037,619) (a)	$ 50,219,944
			OTHER ASSETS & LIABILITIES - (0.3)%	(174,129)
			NET ASSETS - 100.0%	$ 50,045,815

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,037,619 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 4,150,790
	Unrealized depreciation (968,465)
	Net unrealized appreciation $ 3,182,325

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2007.
***	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/28/07

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/28/07